Taxes - Change in deferred taxes (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in deferred taxes
Opening balance	SEK 559	SEK 720
Change through profit or loss	(27)	(156)	SEK 0
Change in other comprehensive income	(1)	(5)
Total	SEK 531	SEK 559	SEK 720
Percentage of untaxed reserves allocated to equity	78.00%
Percentage of untaxed reserves allocated to deferred taxes	22.00%